Income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Income and expenses
Schedule of revenue from contracts with customers

	For the year ended December 31, 2024
	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	65,288	16,286	27,010	108,584	—	108,584
Americas other than USA	5,678	601	237	6,516	—	6,516
Europe (without Belgium) & Africa	37,591	16,884	72,549	127,024	—	127,024
Belgium	1,448	153	4,963	6,564	—	6,564
Asia Pacific	6,353	9,975	1,749	18,077	—	18,077
Total revenue from contracts with customers	116,358	43,899	106,508	266,765	—	266,765
Type of goods or service
Software revenue (non-medical)	—	43,899	—	43,899	—	43,899
Software revenue (medical)	33,756	—	—	33,756	—	33,756
Medical devices and services	82,602	—	—	82,602	—	82,602
Manufacturing	—	—	106,508	106,508	—	106,508
Other	—	—	—	—	—	—
Total revenue from contracts with customers	116,358	43,899	106,508	266,765	—	266,765
Timing of revenue recognition
Goods/Services transferred at a point in time	86,436	11,599	101,876	199,911	—	199,911
Goods/Services transferred over time	29,922	32,300	4,632	66,854	—	66,854
Total revenue from contracts with customers	116,358	43,899	106,508	266,765	—	266,765

	For the year ended December 31, 2023
	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	53,748	15,451	21,151	90,350	—	90,350
Americas other than USA	5,673	488	888	7,049	—	7,049
Europe (without Belgium) & Africa	34,082	17,708	78,686	130,476	—	130,476
Belgium	1,155	130	6,980	8,265	—	8,265
Asia Pacific	6,718	10,665	2,605	19,988	—	19,988
Total revenue from contracts with customers	101,376	44,442	110,310	256,127	—	256,127
Type of goods or service
Software revenue (non-medical)	—	44,442	—	44,442	—	44,442
Software revenue (medical)	31,700	—	—	31,700	—	31,700
Medical devices and services	69,676	—	—	69,676	—	69,676
Manufacturing	—	—	110,310	110,310	—	110,310
Other	—	—	—	—	—	—
Total revenue from contracts with customers	101,376	44,442	110,310	256,127	—	256,127
Timing of revenue recognition
Goods/Services transferred at a point in time	73,750	14,844	105,205	193,799	—	193,799
Goods/Services transferred over time	27,626	29,598	5,105	62,329	—	62,329
Total revenue from contracts with customers	101,376	44,442	110,310	256,127	—	256,127

	For the year ended December 31, 2022
	Materialise	Materialise	Materialise	Total
in 000€	Medical	Software	Manufacturing	segments	Unallocated	Consolidated
Geographical markets
United States of America (USA)	45,929	14,946	18,505	79,380	—	79,380
Americas other than USA	5,752	523	1,269	7,544	—	7,544
Europe (without Belgium) & Africa	24,468	17,148	76,116	117,731	—	117,731
Belgium	1,003	247	6,158	7,408	—	7,408
Asia Pacific	7,694	10,825	1,441	19,960	—	19,960
Total revenue from contracts with customers	84,846	43,688	103,489	232,023	—	232,023
Type of goods or service
Software revenue (non-medical)	—	43,688	—	43,688	—	43,688
Software revenue (medical)	27,074	—	—	27,074	—	27,074
Medical devices and services	57,772	—	—	57,772	—	57,772
Manufacturing	—	—	103,489	103,489	—	103,489
Other	—	—	—	—	—	—
Total revenue from contracts with customers	84,846	43,688	103,489	232,023	—	232,023
Timing of revenue recognition
Goods/Services transferred at a point in time	61,884	16,067	98,580	176,531	—	176,531
Goods/Services transferred over time	22,962	27,621	4,909	55,492	—	55,492
Total revenue from contracts with customers	84,846	43,688	103,489	232,023	—	232,023

Schedule of revenue per type of good or service

	For the year ended December 31
in 000€	2024	2023	2022
Software revenue (non-medical)	43,899	44,442	43,688
Software revenue (medical)	33,756	31,700	27,074
Medical devices and services	82,602	69,676	57,772
Manufacturing	106,508	110,310	103,489
Total	266,765	256,127	232,023

Schedule of receivables, contracts in progress (contract assets) and deferred income (contract liabilities) from contracts with customers

	As of December 31,
in 000€	2024	2023	2022
Trade receivables, included in ‘trade and other receivables’	53,718	53,505	51,443
Contract assets / contracts in progress	590	637	643
Contract liabilities / deferred income / advances received on contracts	51,792	50,390	50,065

Schedule of cost of sales

	For the year ended December 31
in 000€	2024	2023	2022
Purchase of goods and services	(52,576)	(53,747)	(51,597)
Amortization and depreciation	(11,607)	(11,298)	(11,174)
Payroll expenses	(51,705)	(46,678)	(42,718)
Work in Progress	(52)	727	2,234
Total	(115,940)	(110,996)	(103,255)

Schedule of research and development expense

	For the year ended December 31
in 000€	2024	2023	2022
Purchase of goods and services	(6,026)	(4,759)	(5,930)
Amortization and depreciation	(1,696)	(1,459)	(1,454)
Payroll expenses	(36,678)	(31,900)	(30,184)
Other	—	20	—
Total	(44,400)	(38,098)	(37,568)

Schedule of sales and marketing expenses

	For the year ended December 31
in 000€	2024	2023	2022
Purchase of goods and services	(10,949)	(10,437)	(11,802)
Amortization and depreciation	(2,319)	(2,285)	(2,541)
Payroll expenses	(48,328)	(45,100)	(47,782)
Other	(24)	—	—
Total	(61,620)	(57,822)	(62,125)

Schedule of general and administrative expenses

	For the year ended December 31
in 000€	2024	2023	2022
Purchase of goods and services	(7,154)	(7,211)	(6,240)
Amortization and depreciation	(2,747)	(2,361)	(1,710)
Payroll expenses	(29,696)	(27,496)	(27,193)
Total	(39,597)	(37,068)	(35,143)

Schedule of net other operating incomes expenses

	For the year ended December 31
in 000€	2024	2023	2022
Government grants	4,913	4,853	4,932
Amortization intangibles purchase price allocation	(3,326)	(4,012)	(5,146)
Allowance for doubtful debtors	(95)	(448)	390
Tax credits	1,246	1,360	887
Arbitration settlement	—	(5,189)	—
Impairment of intangible assets (Note 6) and PP&E (Note 7)	—	(3,054)	—
Impairment of goodwill (Note 5)	—	(1,175)	—
Indemnity fee from commercial agreement	—	—	506
COVID support Germany	—	—	681
Other	1,485	1,141	946
Total	4,223	(6,524)	3,196

Schedule of breakdown of payroll expenses

	For the year ended December 31
in 000€	2024	2023	2022
Short-term employee benefits	(127,328)	(117,443)	(115,169)
Social security expenses	(22,370)	(19,430)	(19,002)
Expenses defined contribution plans	(1,743)	(1,586)	(1,463)
Other employee expenses	(14,965)	(12,715)	(12,241)
Total	(166,406)	(151,174)	(147,875)
Total registered employees at the end of the period	2,514	2,437	2,439

Schedule of financial expenses

	For the year ended December 31
in 000€	2024	2023	2022
Interest expense	(1,299)	(1,751)	(2,047)
Foreign exchange losses	(1,310)	(1,770)	(1,645)
Other financial expenses	(360)	(344)	(728)
Total	(2,969)	(3,865)	(4,420)

Schedule of financial income

	For the year ended December 31
in 000€	2024	2023	2022
Interest income	4,252	4,450	1,332
Foreign exchange gains	3,416	563	4,778
Other finance income	9	6	4
Total	7,677	5,019	6,114

Schedule of breakdown of the tax expense

	As of December 31,
in 000€	2024	2023	2022
Current income tax	(1,861)	(2,355)	(2,000)
Deferred income taxes	1,128	2,277	1,025
Total income taxes for the period	(733)	(78)	(975)

Schedule of breakdown of the deferred tax assets, deferred tax liabilities and the deferred tax expense

	Asset/(liability)			Income/(expense)
in 000€	2024	2023	2022	2024	2023	2022
Tax losses, patent and innovation income deduction, and other tax credits	3,263	3,199	3,134	—	—	—
Amortization development assets and other intangible assets	1,357	400	328	—	—	—
Depreciation property, plant & equipment	338	224	40	—	—	—
Leases	48	53	72	—	—	—
Other items	314	343	—	—	—	—
Total deferred tax assets	5,320	4,220	3,574	1,877	3,623	4,580
Property, plant & equipment	(541)	(569)	(274)	—	—	—
Intangible assets	(3,847)	(3,664)	(5,470)	—	—	—
Deferred income	(425)	(743)	(778)	—	—	—
Investment grants	(159)	(172)	(178)	—	—	—
Other items	(27)	—	—	—	—	—
Total deferred tax liabilities	(5,000)	(5,148)	(6,700)	(749)	(1,345)	(3,554)
Netting	1,798	1,422	2,388	—	—	—
Total deferred tax assets, net	3,523	2,797	1,186	—	—	—
Total deferred tax liabilities, net	(3,202)	(3,725)	(4,312)	—	—	—
Total deferred tax income (expense)	—	—	—	1,128	2,277	1,025

Schedule of relationship between tax expense and accounting profit

	For the year ended December 31
in 000€	2024	2023	2022
Profit (loss) before taxes	14,139	6,772	(1,178)
Income tax at statutory rate of 25%	(3,535)	(1,693)	295
Effect of different local tax rate	(294)	(416)	39
Tax adjustments to the previous period	125	(63)	84
Non-deductible expenses	(301)	(324)	(431)
Research and development tax credits	517	203	177
Innovation income deduction	3,325	2,560	—
Non recognition of deferred tax asset	(1,292)	(1,815)	(1,706)
Recognition of previously unrecognized tax losses	221	1,186	548
Non-taxable income	574	450	406
Use of previous years’ tax losses and tax credits (or deductible temporary differences) for which no deferred tax assets were recognized	462	—	243
Taxes on other basis	(348)	(232)	(149)
Other	(187)	66	(481)
Income tax benefit (expense) as reported in the consolidated income statement	(733)	(78)	(975)